Asset Retirement Obligations - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs	2.00%
Revaluation adjustment	$ 1,000,000	$ 0
Asset retirement obligations recorded	$ 10,000,000	$ 9,000,000
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	4.00%